WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
WARRANTS
Schedule of warrants

The following are continuities of the Company’s warrants:

				Special
			Warrants	warrants -
			issued upon	compensation	Broker
Number of Warrants		Warrants	Public Offering	options	warrants
January 1, 2020	Balance	2,705,880	—	160,178	—
	Exercise of
October 15, 2020 to December 18, 2020	- warrants	(1,945,693)	(100)	—	—

October 16, 2020 to November 23, 2020	- special warrants - compensation options	160,178	—	(160,178)	—

November 30, 2020	Expiry of warrants	(920,365)	—	—	—

November 18, 2020	Issue of warrants upon Public Offering	—	1,478,612	—	177,434

December 31, 2020	Balance	—	1,478,512	—	177,434

January 1, 2021	Balance	—	1,478,512	—	177,434

January 11, 2021 to
February 22, 2021	Exercise of warrants	—	(1,554,082)	—	—

January 21, 2021 to
February 18, 2021	Exercise of broker warrants	—	80,274	—	(160,548)

February 22, 2021	Expiry of warrants	—	(4,704)	—	—

December 31, 2021	Balance	—	—	—	16,886

9WARRANTS (CONTINUED)

Each unit consists of the following characteristics:

			Special
	Warrants	Warrants	warrants -
	issued	issued upon	compensation	Broker
	March 14, 2019	Public Offering	options	warrants
Number of shares	1	1	1	1
Number of Warrants	—	—	1	0.5
Exercise price of unit (CAD)	7.60	10.00	5.10	7.00

Schedule of assumptions used to measure fair value of warrants

Expected dividend yield (%)	0.0
Expected share price volatility (%)	103.5
Risk-free interest rate (%)	0.11
Expected life of warrants (years)	1.0
Underlying share price (CAD)	8.00

Expected dividend yield (%)	0.0
Expected share price volatility (%)	103.5
Risk-free interest rate (%)	0.11
Expected life of warrants (years)	1.0
Underlying share price (CAD)	8.00